Preferred and Common Stock (Composition of Preferred Stock) (Parenthetical) (Detail) - shares	Sep. 30, 2017	Mar. 31, 2017
Class of Stock [Line Items]
Number of shares Authorized	3,300,000,000	4,214,752,000
First to fourth series class XIV Preferred Stock | Maximum
Class of Stock [Line Items]
Number of shares Authorized	900,000,000
First to fourth series class XV Preferred Stock | Maximum
Class of Stock [Line Items]
Number of shares Authorized	900,000,000
First to fourth series class XVI Preferred Stock | Maximum
Class of Stock [Line Items]
Number of shares Authorized	1,500,000,000